                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charles E. Jobson

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10514

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA              August 12, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------




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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       40

Form 13F Information Table Value Total:   $  16,423
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




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                                                     FORM 13F INFORMATION TABLE







                                                                VALUATION CURRENCY: USD

COLUMN 1                          COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                    TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                  OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                  CLASS                                   AMOUNT     PRN  CALL                           (SHARED)
--------------                    --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------


AZZ INC                          COM            002474104     $258          7,500    SH          SHARED       NONE         7,500
ACTEL CORP                       COM            004934105     $256         23,900    SH          SHARED       NONE        23,900
AGILYSYS INC                     COM            00847J105     $53          11,257    SH          SHARED       NONE        11,257
ARRIS GROUP INC                  COM            04269Q100     $465         38,200    SH          SHARED       NONE        38,200
ASTORIA FINL CORP                COM            046265104     $200         23,300    SH          SHARED       NONE        23,300
BEMIS INC                        COM            081437105     $496         19,700    SH          SHARED       NONE        19,700
BOTTOMLINE TECH DEL INC          COM            101388106     $90          10,000    SH          SHARED       NONE        10,000
CHEMED CORP NEW                  COM            16359R103     $343          8,700    SH          SHARED       NONE         8,700
CLEAN HARBORS INC                COM            184496107     $821         15,200    SH          SHARED       NONE        15,200
COMSTOCK RES INC                 COM NEW        205768203     $995         30,100    SH          SHARED       NONE        30,100
CONMED CORP                      COM            207410101     $559         36,000    SH          SHARED       NONE        36,000
FIRST NIAGARA FINL GP INC        COM            33582V108     $155         13,600    SH          SHARED       NONE        13,600
FRONTIER OIL CORP                COM            35914P105     $401         30,600    SH          SHARED       NONE        30,600
FURMANITE CORPORATION            COM            361086101     $231         51,700    SH          SHARED       NONE        51,700
HARRIS STRATEX NTWRKS INC        CL A           41457P106     $130         20,000    SH          SHARED       NONE        20,000
KINETIC CONCEPTS INC             COM NEW        49460W208     $213          7,800    SH          SHARED       NONE         7,800
LUBRIZOL CORP                    COM            549271104     $355          7,500    SH          SHARED       NONE         7,500
MEMC ELECTR MATLS INC            COM            552715104     $265         14,900    SH          SHARED       NONE        14,900
MASTEC INC                       COM            576323109     $141         12,000    SH          SHARED       NONE        12,000
MERIT MED SYS INC                COM            589889104     $885         54,300    SH          SHARED       NONE        54,300
NAVIGANT CONSULTING INC          COM            63935N107     $420         32,500    SH          SHARED       NONE        32,500
PALL CORP                        COM            696429307     $364         13,700    SH          SHARED       NONE        13,700
POWERSECURE INTL INC             COM            73936N105     $269         63,100    SH          SHARED       NONE        63,100
SEACHANGE INTL INC               COM            811699107     $1,205      150,000    SH          SHARED       NONE       150,000
SUNPOWER CORP                    COM CL A       867652109     $165          6,200    SH          SHARED       NONE         6,200
SUNPOWER CORP                    COM CL B       867652307     $175          7,300    SH          SHARED       NONE         7,300
TELEFLEX INC                     COM            879369106     $251          5,600    SH          SHARED       NONE         5,600
HANOVER INS GROUP INC            COM            410867105     $1,235       32,400    SH          SHARED       NONE        32,400
ACTUANT CORPORATION              CL A NEW       00508X203     $183         15,000          PUT   SHARED       NONE        15,000
ACTUANT CORPORATION              CL A NEW       00508X203     $98           8,000          PUT   SHARED       NONE         8,000
ISHARES TRUST                    MSCI EMERG MKT 464287234     $322         10,000          PUT   SHARED       NONE        10,000
ISHARES TRUST                    TRANSP AVE IDX 464287192     $349          6,000          PUT   SHARED       NONE         6,000
MIDCAP SPDR TRUST                UNIT SER 1     595635103     $526          5,000          PUT   SHARED       NONE         5,000
MIDCAP SPDR TRUST                UNIT SER 1     595635103     $515          4,900          PUT   SHARED       NONE         4,900
POWERSHARES QQQ TRUST            UNIT SER 1     73935A104     $728         20,000          PUT   SHARED       NONE        20,000
SEMTECH CORP                     COM            816850101     $239         15,000          PUT   SHARED       NONE        15,000
SPDR TRUST                       UNIT SER 1     78462F103     $552          6,000          PUT   SHARED       NONE         6,000
VALMONT INDS INC                 COM            920253101     $310          4,300          PUT   SHARED       NONE         4,300
SELECT SECTOR SPDR TR            SBI INT-ENERGY 81369Y506     $697         14,500          PUT   SHARED       NONE        14,500
ISHARES TRUST                    RUSSELL 2000   464287655     $511         10,000          PUT   SHARED       NONE        10,000

                                                              $16,423


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